SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Aug. 31, 2023
Disclosure of accounting judgements and estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES [Text Block]

3. SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the financial statements in conformity with IFRS requires the use of judgments and estimates that affect the amount reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management's best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Information about such judgments and estimation is contained in the accounting policies and notes to the financial statements, and the key areas are summarized below.

Areas of judgment and key sources of estimation uncertainty that have the most significant effect on the amounts recognized in these consolidated financial statements are:

  Assessment of Impairment for Mineral Properties
  Assumption of control of Mnombo for accounting purposes

Each of these judgments and estimates is considered in their respective notes or in more detail below.

Assessment of Impairment for Mineral Properties

The Company applies judgment to assess whether there are impairment indicators present that give rise to the requirement to conduct an impairment test. Events or changes in circumstances that could trigger an impairment test include; (i) significant adverse changes in the business climate including decreases in forecasted future metal prices; (ii) significant changes in the extent or manner in which the asset is being used or their physical condition including significant decreases in mineral reserves; and (iii) significant decreases in the market price of the asset.

Assumption of control of Mnombo and Waterberg JV Co. for accounting purposes

The Company has judged that it controls Mnombo for accounting purposes as it owns 49.9% of the outstanding shares of Mnombo and has contributed all material capital to Mnombo since acquiring its 49.9% share. Currently there are no other sources of funding known to be available to Mnombo. If in the future Mnombo is not deemed to be controlled by the Company, the assets and liabilities of Mnombo would be derecognized at their carrying amounts. Amounts recognized in other comprehensive income would be transferred directly to retained earnings. If a retained interest remained after the loss of control it would be recognized at its fair value on the date of loss of control. Although the Company controls Mnombo for accounting purposes, it does not have omnipotent knowledge of Mnombo's other shareholders activities. Mnombo's 50.1% shareholders are historically disadvantaged South Africans. The Company also determined that it controls Waterberg JV Co. given its control over Mnombo as well as its power over the investee.